Financial instruments included in the statement of financial position and impact on income - Schedule of Financial Asset and Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments
Total financial assets	€ 113,257	€ 55,320
Total financial assets, at fair value	113,257	55,320
Total financial liabilities	115,380	104,441
Total financial liabilities, at fair value	112,296	107,760
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments
Total financial liabilities	0	0
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	115,380	104,441
Financial liabilities
Disclosure of detailed information about financial instruments
Total financial liabilities	106,611	91,010
Total financial liabilities, at fair value	103,528	94,282
Financial liabilities | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments
Total financial liabilities	0	0
Financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	106,611	91,010
Current financial liabilities
Disclosure of detailed information about financial instruments
Total financial liabilities		4,309
Total financial liabilities, at fair value		4,358
Current financial liabilities | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments
Total financial liabilities		0
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities		4,309
Trade payables and other payables
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Total financial liabilities	8,769	9,121
Total financial liabilities, at fair value	8,769	9,121
Trade payables and other payables | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments
Total financial liabilities	0	0
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	8,769	9,121
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets		0
Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	113,257	55,320
Non-current financial assets
Disclosure of detailed information about financial instruments
Total financial assets	434	434
Total financial assets, at fair value	434	434
Non-current financial assets | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets	0	0
Non-current financial assets | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	434	434
Trade receivables
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Total financial assets	1,933	2,136
Total financial assets, at fair value	1,933	2,136
Trade receivables | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets	0	0
Trade receivables | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	1,933	2,136
Cash and cash equivalents
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Total financial assets	110,891	52,750
Total financial assets, at fair value	110,891	52,750
Cash and cash equivalents | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets	0	0
Cash and cash equivalents | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	€ 110,891	€ 52,750